Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents (note 6)	$ 34,016	$ 50,611
Trade and other receivables (note 7)	222	732
Inventory	66	229
Income taxes receivable	121	1,428
Prepaid expenses and other current assets (note 8)	1,942	2,488
Total current assets	36,367	55,488
Non-current assets
Restricted cash equivalents (note 6)	332	322
Property and equipment (note 9)	317	216
Total non-current assets	649	538
Total assets	37,016	56,026
Current liabilities
Payables and accrued liabilities (note 12)	3,622	3,828
Provisions (note 13)	429	45
Income taxes payable	111	108
Deferred revenues (note 5)	218	2,949
Lease liabilities (note 14)	160	114
Total current liabilities	4,540	7,044
Non-current liabilities
Deferred revenues (note 5)	1,544	1,684
Deferred gain		110
Lease liabilities (note 14)	119	65
Employee future benefits (note 15)	12,617	11,159
Provisions		188
Total non-current liabilities	14,280	13,206
Total liabilities	18,820	20,250
Shareholders’ equity
Share capital (note 16)	293,410	293,410
Warrants (note 17)	5,085	5,085
Contributed surplus (note 18)	90,710	90,332
Deficit	(369,831)	(352,084)
Accumulated other comprehensive loss	(1,178)	(967)
Total Shareholders’ equity	18,196	35,776
Total liabilities and shareholders’ equity	$ 37,016	$ 56,026